Investment Securities Available for Sale (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,708	$ 3,902
Gross Unrealized Gains	0	97
Gross Unrealized Losses	(28)	(5)
Fair Value	1,680	3,994
U.S. Government Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		500
Gross Unrealized Gains		1
Gross Unrealized Losses		0
Fair Value		501
Corporate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		1,747
Gross Unrealized Gains		81
Gross Unrealized Losses		(2)
Fair Value		1,826
Short-term Bond Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,170	1,127
Gross Unrealized Gains	0	15
Gross Unrealized Losses	(11)	0
Fair Value	1,159	1,142
Limited-term Bond Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	538	528
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(17)	(3)
Fair Value	$ 521	$ 525